ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER PAYABLES [Abstract]
Schedule of accrued expenses and other payables
	December 31,
	2014	2015
	RMB	RMB
Accrued payroll and employee benefits	62,285	69,186
Other accrued expenses (Note (a))	26,240	39,213
Payable for purchases of property and equipment	6,696	6,967
Deposits received (Note (b))	3,169	3,335
VAT and other taxes payable	23,846	12,111
	122,236	130,812

Notes:
(a)	Amounts represent primarily accrued rental, utilities, advertising, and other sundry expenses.
(b)	Amounts represent primarily guarantee deposits from constructors for renovation and construction projects.